                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-07562

Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
   (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS  July 31, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                   COUPON      MATURITY
THOUSANDS                                                                                    RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
              NEW YORK TAX -EXEMPT MUNICIPAL BONDS  (129.9%)
              General Obligation  (1.6%)

 $ 1,000      Puerto Rico, Public Improvement Refg Ser 1999                                   5.25%     07/01/16     $ 1,087,350
 -------                                                                                                             -----------
              Educational Facilities Revenue  (12.4%)
              New York State Dormitory Authority,
   1,000          Fordham University Ser 2002 (FGIC)                                          5.00      07/01/21       1,036,670
   1,000          Fordham University, Ser 2002 (FGIC)                                         5.00      07/01/22       1,031,280
   1,795          New York District 2003 Ser A                                                5.25      07/01/20       1,899,487
   1,000          New York School Districts, 2002 Ser D (MBIA)                                5.00      10/01/30       1,002,260
   2,000          Personal Income Tax, Education Ser 2003 A                                  5.375      03/15/20       2,157,200
   1,000          Winthrop South Nassau University Health System Ser 2003 B                   5.50      07/01/23       1,024,370
 -------                                                                                                             -----------
   7,795                                                                                                               8,151,267
 -------                                                                                                             -----------
              Electric Revenue  (10.6%)
              Long Island Power Authority,
   1,705          Electric System Ser 2004 A (Ambac) (WI)                                     5.00      09/01/34       1,696,782
   3,000          Ser 2003 B                                                                  5.25      06/01/14       3,229,200
   1,000          Ser 1998 A (FSA)                                                           5.125      12/01/22       1,035,030
   1,000      Puerto Rico Electric Power Authority, Power Ser DD (FSA)                        4.50      07/01/19       1,011,100
 -------                                                                                                             -----------
   6,705                                                                                                               6,972,112
 -------                                                                                                             -----------
              Hospital Revenue  (23.6%)
   2,000      New York City Health & Hospitals Corporation, Health System 2003
                 Ser A (Ambac)                                                              5.25++      02/15/21       2,116,260
              New York State Dormitory Authority,
   1,000          Dept of Health Ser 2004                                                     5.00      07/01/23       1,012,050
   3,000          Hospital Insurance Meeting Ser A (FSA)                                      5.25      08/15/19       3,221,520
   4,000          Memorial Sloan-Kettering Cancer Center 2003 Ser I                           5.00      07/01/34       3,957,560
   1,645          Rochester General Hospital - FHA Insured Mtge Ser 1993                      5.70      08/01/33       1,665,809
              New York State Medical Care Facilities Finance Agency,
   1,520          Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B                       5.50      02/15/22       1,542,876
   2,000          St Lukes - Roosevelt Hospital - FHA Insured Mtge Ser A                     5.625      08/15/18       2,033,400
 -------                                                                                                             -----------
  15,165                                                                                                              15,549,475
 -------                                                                                                             -----------
              Industrial Development/Pollution Control Revenue  (4.6%)
   3,000      New York State Energy Research & Development Authority,
 -------          New York State Electric & Gas Co Ser A (AMT)                                5.95      12/01/27       3,005,040
                                                                                                                     -----------
              Mortgage Revenue - Multi-Family  (4.0%)
   2,535      New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                    6.10      11/01/15       2,636,248
 -------                                                                                                             -----------
              Mortgage Revenue - Single Family  (2.4%)
   1,500      New York State Mortgage Agency, 27th Ser (AMT)                                 5.875      04/01/30       1,582,095
 -------                                                                                                             -----------

              Public Facilities Revenue  (8.0%)
   1,000      Empire State Development Corporation, Personal Income Tax
                  Ser 2002 C-1 (FGIC)                                                         5.50      03/15/20       1,095,090

   1,000      New York City Cultural Resource Trust Wildlife Conservation
                  Society Ser 2004 (FGIC)                                                     5.00      02/01/34       1,001,800
   3,000      New York State Dormitory Authority, Court Facilities New York City
 -------          Ser 2003 A                                                                 5.375      05/15/21       3,158,580
                                                                                                                     -----------
   5,000                                                                                                               5,255,470
 -------                                                                                                             -----------
              Transportation Facilities Revenue  (27.2%)
   1,000      Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995
                  (MBIA)                                                                      5.75      01/01/25       1,023,210
              Metropolitan Transportation Authority,
   2,000          Dedicated Tax  Fund Refg Ser 2002 A (FSA)                                   5.25      11/15/24       2,090,740
   4,000          Transportation Ser 2003 A (FSA)                                             5.00      11/15/25       4,069,640
              New York State Thruway Authority,
   1,000          Local Hwy & Bridge Ser 2000 A (FSA)                                         5.75      04/01/17       1,119,400
   2,500          Personal Income Tax Transportation Ser 2003 A (MBIA)                        5.00      03/15/21       2,598,375
   1,500      Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)**                5.00      09/15/29       1,501,875
              Triborough Bridge & Tunnel Authority,
   2,000          Ser 1993 B (ETM)                                                            5.00      01/01/20       2,130,940
   1,500          Ser 2003 A (Ambac)                                                          5.00      11/15/28       1,505,640
   2,000      Puerto Rico Highway & Transportation Authority, Ser 1998 A                      4.75      07/01/38       1,866,200
 -------                                                                                                             -----------
  17,500                                                                                                              17,906,020
 -------                                                                                                             -----------

              Water & Sewer Revenue  (14.2%)
              New York City Municipal Water Finance Authority,
   2,000          2003 Ser A                                                                 5.375      06/15/18       2,156,780
   5,000          2004 Ser C                                                                  5.00      06/15/22       5,163,050
   1,940      New York State Environmental Facilities Corporation, Clean
 -------          Water Ser 2003 B                                                            5.00      12/15/22       2,004,272
                                                                                                                     -----------
   8,940                                                                                                               9,324,102
 -------                                                                                                             -----------
              Other Revenue  (17.9%)
   2,000      Battery Park City Authority, Ser 2003A                                          5.00      11/01/24       2,052,760
   1,250      Nassau County Interim Finance Authority, Sales Tax Ser A (Ambac)                4.75      11/15/23       1,255,975
              New York City Transitional Finance Authority,
   1,000          2004 Ser C                                                                  5.00      02/01/21       1,041,060
   1,000          Refg 2003 Ser D (MBIA)                                                      5.25      02/01/21       1,063,030
   3,000          2004 Ser B                                                                  5.00      08/01/23       3,077,640
   2,000          Refg 2003 Ser A                                                            5.50#      11/01/26       2,214,980
   1,000      Tobacco Settlement Financing Corporation, State
 -------          Contingency  Ser 2003 C-1                                                   5.50      06/01/21       1,059,830
                                                                                                                     -----------
  11,250                                                                                                              11,765,275
 -------                                                                                                             -----------
              Refunded  (3.4%)
              New York State Dormitory Authority,
   2,000          State University Ser 2002                                                 5.375+      07/01/20       2,251,480
 -------                                                                                                             -----------

  82,390      TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (COST $84,343,142)                                            85,485,934
 -------                                                                                                             -----------

              NEW YORK SHORT - TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS (7.5%)
   1,100      Nassau County Industrial Development Agency, 1999 Cold Spring                  1.08*      01/01/34       1,100,000
                  Harbor Lab (Demand 08/02/04)

   1,500      New York State Energy Research & Development Authority, Brooklyn
                  Union Gas Co 1991 Ser D (Demand 08/02/04)                               11.012++      04/01/20       1,847,310
   2,000      Port Authority of New York & New Jersey, Versatile Structure
 -------          Ser 2 (Demand 08/02/04)**                                                  1.07*      05/01/19       2,000,000
                                                                                                                     -----------
   4,600      TOTAL NEW YORK SHORT - TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS (COST $4,621,698)                         4,947,310
 -------                                                                                                             -----------

 $86,990      TOTAL INVESTMENTS (COST $88,964,840)(A) (B)                                                 137.4%      90,433,244
 -------                                                                                                             -----------
              OTHER ASSETS IN EXCESS OF LIABILITIES                                                        (0.9)        (574,341)

              PREFERRED SHARES OF BENEFICIAL INTEREST                                                     (36.5)     (24,029,323
                                                                                                          -----      -----------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                100.0%     $65,829,580
                                                                                                          =====      ===========

----------------------------

        Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

         AMT      Alternative Minimum Tax.

         ETM      Escrowed to maturity.

          WI      Security purchased on a when-issued basis.

           +      Prerefunded to call date shown.

          ++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $52,000.

           *      Current coupon of variable rate demand obligation.

          **      Joint exemption in New York and New Jersey.

           #      Step up security; will convert to 14% on November 1, 2011.

          ++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $1,847,310 which represents 2.8% of net assets applicable to common shareholders.

         (a) Securities have been designated as collateral in an amount equal to $8,071,477 in connection with open futures contracts and securities purchased on a when-issued basis.

         (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,087,870 and the aggregate gross unrealized depreciation is $619,466, resulting in net unrealized appreciation of $1,468,404.

Bond Insurance:

        Ambac     Ambac Assurance Corporation.
         FGIC     Financial Guaranty Insurance Company.
         FSA      Financial Security Assurance Inc.
         MBIA     Municipal Bond Investors Assurance Corporation.
         XLCA     XL Capital Assurance Inc.

Future Contracts Open at July 31, 2004:

                                      DESCRIPTION,
NUMBER OF                            DELIVERY MONTH              UNDERLYING FACE            UNREALIZED
CONTRACTS        LONG/SHORT             AND YEAR                 AMOUNT AT VALUE           DEPRECIATION
---------        ----------             --------                 ---------------           ------------
   20              Short        U.S. Treasury Note 5 yr           $(2,190,000)              $ (42,238)

                                   September/2004

   40              Short        U.S. Treasury Note 10 yr           (4,428,750)               (132,063)

                                   September/2004
                                                                                            ---------

                                        Total unrealized depreciation...............        $(174,301)
                                                                                            =========

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004


                                       3